Loans Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of loan receivables
Loans receivable - related parties	$ 334,383
Allowance for loan losses	(3,344)
Total loans	$ 331,039